Significant Accounting Policies (Policies) - EBP 42-1623692 006 [Member]	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
EBP, Basis of Accounting [Policy Text Block]	Basis of Accounting The financial statements have been prepared on the accrual basis of accounting.
EBP, Investment [Policy Text Block]

Investment Valuation

Investments are reported at fair value except for the fully benefit-responsive investment contract, which is reported at contract value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

EBP, Note Receivable from Participant [Policy Text Block]

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document. Related fees are recorded as administrative expenses and are expensed as incurred.

EBP, Payment to Participant [Policy Text Block]	Payment of Benefits Benefits are recorded when paid.
EBP, Use of Estimate [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires the Plan administrator to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of certain assets and liabilities. Actual results could differ from those estimates.

EBP, Expense [Policy Text Block]

Plan Expenses

Pursuant to the terms of the Plan, the Company pays all of the administrative expenses of the Plan except for administrative expenses incurred in conjunction with early withdrawals, participant requested services, and loan distributions (which are paid by participants). Investment related expenses are included in net appreciation in fair value of investments.

EBP, Subsequent Event [Policy Text Block]	Subsequent Events The Plan has evaluated subsequent events through June 18, 2026, the date the financial statements were issued.